CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 INR		Mar. 31, 2012 INR		Mar. 31, 2011 INR
Cash flows from operating activities:
Net income before noncontrolling interest	$ 1,139.7		62,134.7		50,008.0		41,527.3
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	232.7		12,688.0		7,837.3		9,621.9
Depreciation and amortization	122.6		6,686.2		5,588.7		5,138.6
Amortization of intangibles	42.3		2,304.5		2,328.9		2,558.6
Amortization of deferred acquisition costs	68.8		3,748.7		4,608.8		3,986.7
Amortization of premium (discount) on investments	(16.3)		(886.8)		324.1		1,698.5
Other than temporary impairment of investment	28.4		1,546.3		1,299.2		186.7
Provision for deferred income taxes	(89.5)	[1]	(4,881.7)	[1]	(1,950.0)	[1]	(1,207.1)	[1]
Share-based compensation expense	83.2		4,533.7		3,887.7		3,407.7
Net realized (gain) loss on sale of available for sale securities	(40.9)		(2,227.8)		1,315.1		(375.7)
(Gain) loss on disposal of property and equipment, net	0.2		10.2		(12.6)		8.8
Exchange (gain) loss	(40.4)		(2,197.9)		(3,089.5)		485.0
Net change in:
Investments held for trading	(205.4)		(11,200.8)		(43,305.8)		(10,058.1)
Accrued interest receivable	(141.7)		(7,725.5)		(6,885.6)		(5,987.0)
Other assets	882.0		48,090.2		(59,217.5)		2,563.2
Accrued interest payable	113.7		6,201.2		24,180.8		7,783.3
Accrued expense and other liabilities	(867.9)		(47,309.7)		50,574.7		(11,221.8)
Net cash provided by operating activities	1,311.5		71,513.5		37,492.3		50,116.6
Cash flows from investing activities:
Net change in term placements	(901.9)		(49,169.2)		(48,174.4)		(43,925.1)
Activity in available for sale securities:
Purchases	(13,631.9)		(743,212.7)		(553,510.4)		(365,974.2)
Proceeds from sales	1,331.8		72,607.2		9,078.8		32,172.5
Maturities, prepayments and calls	8,631.7		470,598.0		363,100.6		176,740.8
Net change in repurchase options and reverse repurchase options	1,630.0		88,868.3		(10,868.3)		80,000.0
Loans purchased	(947.2)		(51,644.0)		(57,263.2)		(65,074.6)
Repayments on loans purchased	744.6		40,596.8		41,302.5		28,245.7
Increase in loans originated, net of principal collections	(9,238.1)		(503,662.9)		(379,906.4)		(303,115.8)
Additions to property and equipment	(183.3)		(9,994.1)		(7,924.5)		(5,836.1)
Proceeds from sale or disposal of property and equipment	0.8		43.1		46.0		90.8
Net cash used in investing activities	(12,563.5)		(684,969.5)		(644,119.3)		(466,676.0)
Cash flows from financing activities:
Net increase in deposits	9,047.0		493,240.6		385,202.5		409,794.4
Net increase (decrease) in short-term borrowings	607.5		33,123.4		38,641.2		(21,185.6)
Proceeds from issue of shares by a subsidiary to noncontrolling interests	0.6		34.6		12.3		113.7
Proceeds from issuance of long-term debt	2,984.3		162,705.7		88,329.3		22,687.8
Repayment of long-term debt	(841.4)		(45,875.4)		(6,188.1)		(5,312.5)
Proceeds from issuance of equity shares for options exercised	200.8		10,949.5		5,302.8		8,281.6
Proceeds from application for issuance of equity shares for options exercised pending allotment	4.1		221.5		0		0
Payment of dividends and dividend tax	(216.2)		(11,787.0)		(8,947.6)		(6,440.9)
Net cash provided by financing activities	11,786.7		642,612.9		502,352.4		407,938.5
Effect of exchange rate changes on cash and cash equivalents	28.3		1,540.3		3,415.5		(35.5)
Net change in cash and cash equivalents	563.0		30,697.2		(100,859.1)		(8,656.4)
Cash and cash equivalents, beginning of year	3,449.1		188,043.0		288,902.1		297,558.5
Cash and cash equivalents, end of year	4,012.1		218,740.2		188,043.0		288,902.1
Supplementary cash flow information:
Interest paid	3,496.0		190,602.7		126,958.1		86,067.9
Income taxes paid	703.4		38,348.8		28,180.1		23,206.0
Non-cash investment activities
Payable for purchase of property and equipment	$ 19.7		1,074.4		311.6		533.9

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 919.1 million, Rs. 805.1 million and Rs.747.7 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.